SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Thousands, unless otherwise specified	12 Months Ended				5 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Ministry of Finance and the State Administration of Taxation	Dec. 31, 2012 Ministry of Finance and the State Administration of Taxation VAT Rate one (as a percent)	Dec. 31, 2012 Ministry of Finance and the State Administration of Taxation VAT Rate two (as a percent)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Value-added tax rate on product sales and services (as a percent)				17.00%
Value-added tax rate, pilot program (as a percent)					6.00%	3.00%
Business tax
Business tax rate for subsidiaries in PRC (as a percent)	5.00%
Government subsidies
Total government subsidies included in general and administrative expenses and cost of revenues	$ 11,326	$ 13,334	$ 2,744
Foreign currency translation
Foreign currency exchange losses	$ 616	$ 1,042	$ 2,070